Other long-term financial assets (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Other Long-Term Financial Assets [Abstract]
Schedule of other long-term financial assets
	March 31, 2018	March 31, 2017
Security deposits, restricted	$235,300	$151,121
Term deposits	1,270	1,693
Total	$236,570	$152,814